INCOME TAXES (Details 1)	12 Months Ended
Sep. 30, 2016 USD ($)
Tax losses by year of Origin	$ 21,886,831
United States [Member]
Tax losses by year of Origin	16,749,429
Canada [Member]
Tax losses by year of Origin	2,194,014
1998 [Member] | United States [Member]
Tax losses by year of Origin	$ 212,899
Year Of Expiry	2018
1999 [Member] | United States [Member]
Tax losses by year of Origin	$ 795,878
Year Of Expiry	2019
2000 [Member] | United States [Member]
Tax losses by year of Origin	$ 6,179
Year Of Expiry	2020
2001 [Member] | United States [Member]
Tax losses by year of Origin	$ 292,351
Year Of Expiry	2021
2002 [Member] | United States [Member]
Tax losses by year of Origin	$ 1,017,792
Year Of Expiry	2022
2003 [Member] | United States [Member]
Tax losses by year of Origin	$ 1,189,476
Year Of Expiry	2023
2004 [Member] | United States [Member]
Tax losses by year of Origin	$ 790,108
Year Of Expiry	2024
2005 [Member] | United States [Member]
Tax losses by year of Origin	$ 2,166,634
Year Of Expiry	2025
2005 [Member] | Canada [Member]
Tax losses by year of Origin	$ 732,448
Year Of Expiry	2015
2006 [Member] | United States [Member]
Tax losses by year of Origin	$ 1,764,202
Year Of Expiry	2026
2006 [Member] | Canada [Member]
Tax losses by year of Origin	$ 682,619
Year Of Expiry	2016
2007 [Member] | United States [Member]
Tax losses by year of Origin	$ 1,530,976
Year Of Expiry	2027
2007 [Member] | Outside North America [Member]
Tax losses by year of Origin	$ 293,528
Year Of Expiry	2014
2008 [Member] | United States [Member]
Tax losses by year of Origin	$ 1,266,180
Year Of Expiry	2028
2008 [Member] | Outside North America [Member]
Tax losses by year of Origin	$ 99,852
Year Of Expiry	2015
2009 [Member] | United States [Member]
Tax losses by year of Origin	$ 208,940
Year Of Expiry	2029
2009 [Member] | Canada [Member]
Tax losses by year of Origin	$ 97,040
Year Of Expiry	2019
2009 [Member] | Outside North America [Member]
Tax losses by year of Origin	$ 78,953
Year Of Expiry	2016
2010 [Member] | United States [Member]
Tax losses by year of Origin	$ 477,350
Year Of Expiry	2030
2010 [Member] | Canada [Member]
Tax losses by year of Origin	$ 54,697
Year Of Expiry	2020
2010 [Member] | Outside North America [Member]
Tax losses by year of Origin	$ 27,267
Year Of Expiry	2017
2011 [Member] | United States [Member]
Tax losses by year of Origin	$ 77,922
Year Of Expiry	2031
2011 [Member] | Canada [Member]
Tax losses by year of Origin	$ 184,138
Year Of Expiry	2021
2012 [Member] | United States [Member]
Tax losses by year of Origin	$ 38,979
Year Of Expiry	2032
2012 [Member] | Canada [Member]
Tax losses by year of Origin	$ 90,950
Year Of Expiry	2022
2013 [Member] | United States [Member]
Tax losses by year of Origin	$ 3,502
Year Of Expiry	2033
2013 [Member] | Canada [Member]
Tax losses by year of Origin	$ 123,867
Year Of Expiry	2023
2013 [Member] | Outside North America [Member]
Tax losses by year of Origin	$ 631,107
Year Of Expiry	2020
2014 [Member] | United States [Member]
Tax losses by year of Origin	$ 3,060,847
Year Of Expiry	2034
2014 [Member] | Canada [Member]
Tax losses by year of Origin	$ 80,361
Year Of Expiry	2024
2014 [Member] | Outside North America [Member]
Tax losses by year of Origin	$ 716,713
Year Of Expiry	2021
2015 [Member] | United States [Member]
Tax losses by year of Origin	$ 813,409
Year Of Expiry	2035
2016 [Member] | United States [Member]
Tax losses by year of Origin	$ 1,035,805
Year Of Expiry	2033
2016 [Member] | Canada [Member]
Tax losses by year of Origin	$ 147,894
Year Of Expiry	2026
2016 [Member] | Outside North America [Member]
Tax losses by year of Origin	$ 568,784
Year Of Expiry	2023
2015 [Member] | Outside North America [Member]
Tax losses by year of Origin	$ 527,184
Year Of Expiry	2022